Revenue (Details) - Schedule of Contract Balances ¥ in Thousands, $ in Thousands	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)
Schedule Of Contract Balances Abstract
Accounts receivable, net of allowance	¥ 19,209		¥ 18,084
Contract liabilities - Current	541,683	$ 74,630	516,731
Non-current contract liabilities	2,116	$ 292	2,203
Refund liabilities	¥ 17,572		¥ 20,517